Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Assets and Liabilities

The following table summarizes the assets and liabilities of Kaleyra, Inc., stated at historical cost at the Business Combination closing date as follows (in thousands):

Cash and cash equivalents	$231
Restricted cash	21,435
Other current assets	14

Total assets	21,680

Debt for forward share purchase agreements	34,580
Notes payable to Sellers	15,000
Notes payable to Founders, current	3,578
Account payables and other current liabilities	8,896

Total liabilities	62,054

Net liabilities	$40,374